Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14: SUBSEQUENT EVENTS
On July 21, 2016, the Board of Directors of Navios Midstream authorized its quarterly cash distribution for the three month period ended June 30, 2016 of $0.4225 per unit. The distribution is payable on August 12, 2016 to all holders of record of common, subordinated, subordinated Series A units and general partner units on August 10, 2016. The aggregate amount of the declared distribution is anticipated to be $8,742.
On July 29, 2016, Navios Midstream entered into a Continuous Offering Program Sales Agreement (the “Sales Agreement”) with S. Goldman Capital LLC, as sales agent (the “Agent”), pursuant to which Navios Midstream may issue and sell from time to time through the Agent common units representing limited partner interests having an aggregate offering price of up to $25,000. Sales of the units are to be made pursuant to the Company's shelf registration statement filed on Form F-3 (File No. 333-208623) with the Securities and Exchange Commission and declared effective on January 4, 2016. The Sales Agreement contains, among other things, customary representations, warranties and covenants by Navios Midstream and indemnification obligations of Navios Midstream and the Agent as well as certain termination rights for both Navios Midstream and the Agent. The foregoing description of the Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Agreement, a copy of which is filed herewith as Exhibit 1.1 and is incorporated by reference herein.